Cash and cash equivalents and Restricted cash (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Restricted cash and cash equivalents	$ 3,741	$ 2,066
Current restricted cash and cash equivalents	275	816
Non-current restricted cash and cash equivalents	$ 3,466	$ 1,250